Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Purchase of treasury stock	83,802	53,597	6,950
Interest rate on convertible notes		2.875%	2.875%
Changes in unrealized loss on hedging transaction, tax			$ 2,398
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
Common Stock | Common Class A
Exercise of stock options			111,843
Treasury Stock
Purchase of treasury stock	83,802	53,597	6,950
Additional Paid-In Capital
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on convertible notes		2.875%	2.875%
Accumulated Comprehensive Income (Deficit)
Changes in unrealized loss on hedging transaction, tax			2,398
Accumulated Deficit
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
LAMAR MEDIA CORP
Changes in unrealized loss on hedging transaction, tax			2,398
LAMAR MEDIA CORP | Accumulated Comprehensive Income (Deficit)
Changes in unrealized loss on hedging transaction, tax			$ 2,398